Derivatives (Earned Income On Derivatives) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Total earned income	$ 770	$ 756	$ 721
Derivatives Designated as Hedging Instruments [Member] | Net Investment Income
Derivative Instruments, Gain (Loss) [Line Items]
Total earned income	227	162	129
Derivatives Designated as Hedging Instruments [Member] | Interest credited to policyholder account balances
Derivative Instruments, Gain (Loss) [Line Items]
Total earned income	28	106	148
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net Investment Income
Derivative Instruments, Gain (Loss) [Line Items]
Total earned income	(5)	(4)	(6)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net derivative gains (losses)
Derivative Instruments, Gain (Loss) [Line Items]
Total earned income	518	484	450
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Policyholder Benefit And Claim [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total earned income	$ 2	$ 8	$ 0